Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GPS Funds I
Entity Central Index Key	0001131042
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Core Fixed Income Fund
Class Name	Service Shares
Trading Symbol	GMCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$48	0.94%
[1]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 173,010,578
Holdings Count | $ / shares	895
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,010,578
Number of Holdings	895
Portfolio Turnover	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
U.S. Treasury Notes	21.9%
Federal National Mortgage Association	20.7%
U.S. Treasury Bonds	13.9%
Government National Mortgage Association	5.7%
Federal Home Loan Mortgage Corp.	3.7%
JPMorgan U.S. Government Money Market Fund	1.1%
Pretium Mortgage Credit Partners LLC	1.0%
JPMorgan Chase & Co.	0.8%
Mexico Government International Bond	0.8%
Progress Residential Trust	0.8%

Security Type	(%)
U.S. Treasury Securities	36.1%
Mortgage-Backed Securities	30.3%
Corporate Obligations	24.5%
Collateralized Mortgage Obligations	13.0%
Asset-Backed Securities	5.5%
Foreign Government Debt Obligations	1.6%
Money Market Funds	1.1%
Municipal Bonds	0.8%
Investments Purchased with Proceeds from Securities Lending	0.3%
Cash & Other	-13.2%
[2],[3]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Emerging Markets Fund
Class Name	Service Shares
Trading Symbol	GMLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Emerging Markets Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$77	1.38%
[4]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.38%
Net Assets	$ 56,597,187
Holdings Count | $ / shares	368
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$56,597,187
Number of Holdings	368
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Tencent Holdings Ltd.	5.6%
Alibaba Group Holding Ltd.	3.7%
Samsung Electronics Co. Ltd.	3.0%
iShares MSCI Saudi Arabia ETF	2.5%
iShares Core MSCI Emerging Markets ETF	2.4%
SK Hynix, Inc.	1.7%
China Construction Bank Corp.	1.1%
Xiaomi Corp.	1.1%
HDFC Bank Ltd.	1.0%

Top Sectors	(%)[3]
Financials	27.7%
Information Technology	22.4%
Consumer Discretionary	13.3%
Communication Services	12.0%
Consumer Staples	5.1%
Materials	3.9%
Industrials	3.6%
Health Care	3.0%
Energy	2.8%
Cash & Other	6.2%

Top Ten Countries	(%)
China	29.9%
Taiwan	15.6%
South Korea	12.2%
India	12.0%
United States	7.8%
South Africa	3.9%
Brazil	3.7%
Mexico	2.6%
Poland	2.1%
Cash & Other	10.2%
[5],[6],[7]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Large Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Large Cap Core Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$47	0.86%
[8]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 670,446,069
Holdings Count | $ / shares	423
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$670,446,069
Number of Holdings	423
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
NVIDIA Corp.	6.2%
Apple, Inc.	5.1%
Microsoft Corp.	5.1%
Alphabet, Inc.	3.2%
Vanguard S&P 500 ETF	3.2%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc.	2.3%
Broadcom, Inc.	1.7%
JPMorgan Chase & Co.	1.3%
Berkshire Hathaway, Inc.	1.2%

Top Sectors	(%)[3]
Information Technology	28.0%
Financials	18.1%
Consumer Discretionary	14.7%
Communication Services	11.2%
Health Care	7.7%
Industrials	7.3%
Consumer Staples	7.2%
Materials	0.9%
Energy	0.9%
Cash & Other	4.0%
[9],[10],[11]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark Small Mid Cap Core Fund
Class Name	Service Shares
Trading Symbol	GMSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark Small Mid Cap Core Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$58	1.07%
[12]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 97,612,143
Holdings Count | $ / shares	1,265
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$97,612,143
Number of Holdings	1,265
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
Vanguard Extended Market ETF	3.2%
JPMorgan U.S. Government Money Market Fund	0.8%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.5%
Tapestry, Inc.	0.5%
Casey’s General Stores, Inc.	0.4%
Pure Storage, Inc.	0.4%
Mr Cooper Group, Inc.	0.4%
US Foods Holding Corp.	0.4%
SoFi Technologies, Inc.	0.4%

Top Sectors	(%)[3]
Financials	23.3%
Industrials	18.7%
Consumer Discretionary	13.9%
Information Technology	13.0%
Health Care	11.0%
Consumer Staples	5.3%
Communication Services	3.1%
Materials	2.5%
Real Estate	2.3%
Cash & Other	6.9%
[13],[14],[15]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuideMark World ex-US Fund
Class Name	Service Shares
Trading Symbol	GMWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuideMark World ex-US Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$63	1.15%
[16]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%
Net Assets	$ 143,570,362
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$143,570,362
Number of Holdings	235
Portfolio Turnover	112%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)[1]

Top 10 Issuers	(%)[2]
iShares MSCI EAFE ETF	2.9%
Novartis AG	1.8%
Roche Holding AG	1.5%
HSBC Holdings PLC	1.4%
Banco Bilbao Vizcaya Argentaria SA	1.4%
Allianz SE	1.4%
Banco Santander SA	1.4%
Koninklijke Ahold Delhaize NV	1.3%
ASML Holding NV	1.3%
SAP SE	1.3%

Top Sectors	(%)[3]
Financials	35.9%
Industrials	13.0%
Consumer Discretionary	11.2%
Consumer Staples	9.2%
Health Care	8.7%
Information Technology	7.9%
Materials	3.8%
Communication Services	2.6%
Energy	2.6%
Cash & Other	5.1%

Top Ten Countries	(%)
Japan	15.8%
Canada	12.1%
United Kingdom	10.8%
Germany	10.5%
Switzerland	7.7%
United States	6.7%
France	6.3%
Italy	4.8%
Spain	4.6%
Cash & Other	20.7%
[17],[18],[19]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[2]
1	Percentages are stated as a percent of net assets.

[3]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[4]
*	Expense ratio is annualized. Reflects contractual and voluntary fee waivers and/or expense reimbursements, as well as the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[5]
1	Percentages are stated as a percent of net assets.

[6]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[7]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[9]
1	Percentages are stated as a percent of net assets.

[10]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[11]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	Expense ratio is annualized. Reflects the effect of voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[13]
1	Percentages are stated as a percent of net assets.

[14]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[15]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Expense ratio is annualized. Reflects the effect of contractual and voluntary fee waivers as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher. Additionally, reflects the effects of expense recoupment by Advisor during the period, without which, expenses would have been lower.

[17]
1	Percentages are stated as a percent of net assets.

[18]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[19]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.